RELATED-PARTY TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2013
RELATED-PARTY TRANSACTIONS [Abstract]
Schedule of Loans to Related Parties Outstanding
	September 30,
	2013	2012
Beginning balance	$931	$432
New loans	381	809
Repayments	(727)	(310)

Ending balance	$585	$931